Loans (Summary of Changes in Allowance for Credit Losses) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Allowance at January 1, before effect of the adoption of new consolidation guidance	3,744,248		3,464,916		2,107,414
Allowance related to adoption of new consolidation guidance	(43,022)
Allowance at January 1	3,701,226		3,464,916		2,107,414
Provision for (reversal of provision for) credit losses	3,568,040		2,203,993		2,313,454
Charge-offs	(2,831,686)		(2,383,566)		(1,564,778)
Recoveries	520,703		457,893		598,399
Other	19,916		1,012		10,427
Allowance at December 31	4,978,199		3,744,248		3,464,916
Loans [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	3,341,046		3,043,535		1,864,029
Allowance related to adoption of new consolidation guidance	(43,207)
Allowance at January 1	3,297,839		3,043,535		1,864,029
Provision for (reversal of provision for) credit losses	3,238,100		2,216,169		2,141,631
Charge-offs	(2,831,686)		(2,383,566)		(1,564,778)
Recoveries	520,703		457,893		598,399
Other	22,370		7,015		4,254
Allowance at December 31	4,247,326		3,341,046		3,043,535
Off-Balance Sheet Credit Instruments [Member]
Allowance at January 1, before effect of the adoption of new consolidation guidance	403,202	[1]	421,381	[1]	243,385	[1]
Allowance related to adoption of new consolidation guidance	185	[1]
Allowance at January 1	403,387	[1]	421,381	[1]	243,385	[1]
Provision for (reversal of provision for) credit losses	329,940	[1]	(12,176)	[1]	171,823	[1]
Other	(2,454)	[1]	(6,003)	[1]	6,173	[1]
Allowance at December 31	730,873	[1]	403,202	[1]	421,381	[1]

[1]	The allowance for off-balance sheet credit instruments is included in "Other liabilities".